Common Stock And Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2012
Common Stock And Capital Surplus [Abstract]
Schedule Of Changes In The Number Of Issued Shares Of Common Stock

	2010	2011	2012
	(shares)
Balance at beginning of fiscal year	11,648,360,720	14,148,414,920	14,150,894,620
Issuance of new shares of common stock by way of Offering (Public Offering)	2,337,000,000	—	—
Issuance of new shares of common stock by way of Third- Party Allotment	163,000,000	—	—
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	54,200	2,479,700	3,639,600

Balance at end of fiscal year	14,148,414,920	14,150,894,620	14,154,534,220